Note 17 - Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments With Off Balance Sheet Risk [Abstract]
Off Balance Sheet Expiration Period	18 months
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 1.5	$ 1.0